Preferred and Common Stock Warrants - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 23, 2016	Feb. 29, 2016	Feb. 19, 2016	Feb. 25, 2013	Dec. 12, 2012
Common Stock
Class of Warrant or Right [Line Items]
Number of warrant outstanding	10,414	0
Redeemable Preferred Stock
Class of Warrant or Right [Line Items]
Number of warrant outstanding	0	25,515
2012 Term Loan A Advance | Series A 2 Preferred Stock
Class of Warrant or Right [Line Items]
Number of warrant to purchase stock								2,202
Fair value of warrant liability								$ 7
2012 Term Loan B Advance | Series A 2 Preferred Stock
Class of Warrant or Right [Line Items]
Number of warrant to purchase stock							8,811
Fair value of warrant liability							$ 26
Term Loans under 2012 Loan Agreement | Series A 2 Preferred Stock
Class of Warrant or Right [Line Items]
Warrant exercise price		$ 4.54
Expiration		Dec. 06, 2022
Fair value of warrant liability		$ 12	$ 26
Gain (loss) on change in fair value of warrant	$ (15)	14	$ 1
2012 Loan Agreement | Series B Preferred Stock
Class of Warrant or Right [Line Items]
Number of warrant to purchase stock					7,251
2016 Term Loan B Advance | Series B Preferred Stock
Class of Warrant or Right [Line Items]
Number of warrant to purchase stock				7,251
Fair value of warrant liability						$ 25
2016 Term Loan Advance | Series B Preferred Stock
Class of Warrant or Right [Line Items]
Warrant exercise price	$ 7.24
Expiration	Feb. 18, 2026
Fair value of warrant liability		35
Gain (loss) on change in fair value of warrant	$ (16)	$ 25
2016 Term Loan A Advance | Series B Preferred Stock
Class of Warrant or Right [Line Items]
Fair value of warrant liability						$ 35